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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

      Read instructions at end of Form before preparing Form.

1.    Name and address of issuer:

                                Citizens Funds
                                One Harbour Place
                                Portsmouth, NH 03801

2.    The name of each series or class of funds for which this
      Form is filed (If the Form is being filed for all series
      and classes of securities of the issuer, check the box but
      do not list series or classes):                                        [X]

3.    Investment Company Act File Number:                               811-3626

      Securities Act File Number:                                        2-80886

4(a). Last day of the fiscal year for which this notice is
      filed:                                                       JUNE 30, 2006

4(b). [ ]  Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the form is being filed late, Interest must be paid on the registration fee due.

4(c). [ ]  Check box if this is the last time the issuer will be filing this Form.

SEC 2393 (9-97)

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5.    Calculation of registration fee:

      (i)    Aggregate sale price of
             securities sold during the fiscal
             year pursuant to section 24(f):                     $   197,798,733
                                                                 ---------------

      (ii)   Aggregate price of securities
             redeemed or repurchased during
             the fiscal year:                   $  251,953,102
                                                --------------

      (iii)  Aggregate price of securities
             redeemed or repurchased during
             any prior fiscal year ending no
             earlier than October 11, 1995
             that were not previously used to
             reduce registration fees payable
             to the Commission.                 $  463,361,792
                                                --------------

      (iv)   Total available redemption
             credits [Add items 5(ii) and
             5(iii)]:                                            $   715,314,894
                                                                 ---------------

      (v)    Net Sales - If item 5(i) is
             greater than item 5(iv) [subtract
             Item 5(iv) from Item 5(i)]                          $             0
                                                                 ---------------

      (vi)   Redemption credits available
             for use in future years - if        ($517,516,161)
                                                --------------

             Item 5(i) is less than Item 5
             (iv) [subtract Item 5(iv) from
             Item 5(i)]:

      (vii)  Multiplier for determining
             registration fee (See
             Instruction C.9):                                         0.0001070
                                                                 ---------------

      (viii) Registration fee due [multiply
             Item 5(v) by Item 5(vii):
             (enter "0" if no fee is due):                      =$          0.00
                                                                 ---------------

6.    Prepaid shares

      If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of recision of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here: __________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: __________.

7.    Interest due.-- if this Form is being filed more than 90
      days after the end of the issuers fiscal year (see
      Instruction D):                                            $             0
                                                                 ---------------

8.    Total of amount of the registration fee due plus any
      interest due [ Line 5(viii) plus line 7].                  $          0.00
                                                                 ===============

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
      N/A

      Method of Delivery:
                          [ ]  Wire Transfer
                          [ ]  Mail or other means

SEC 2393 (9-97)

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                           SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Sean Driscoll
                          ----------------------------------
                          Sean Driscoll, Treasurer

Date 9/26/2006

*    Please print the name and title of the signing officer below the signature.

SEC 2393 (9-97)